Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of financial instruments
Financial assets	€ 16,493	€ 17,888
Financial assets at fair value	16,473	17,862
Non-current available-for-sale investments
Fair value of financial instruments
Financial assets	816	1,040
Financial assets at fair value	816	1,040
Other non-current financial assets
Fair value of financial instruments
Financial assets	215	254
Financial assets at fair value	195	228
Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	302	296
Financial assets at fair value	302	296
Trade receivables
Fair value of financial instruments
Financial assets	6,880	6,972
Financial assets at fair value	6,880	6,972
Investments at fair value through profit and loss, liquid assets
Fair value of financial instruments
Financial assets		327
Financial assets at fair value		327
Available-for-sale investments, liquid assets carried at fair value
Fair value of financial instruments
Financial assets	911	1,502
Financial assets at fair value	911	1,502
Cash and cash equivalents
Fair value of financial instruments
Financial assets	7,369	7,497
Financial assets at fair value	7,369	7,497
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	14,582	14,874
At Amortized Cost-Assets | Non-current available-for-sale investments
Fair value of financial instruments
Financial assets	119	202
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	108	143
At Amortized Cost-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	106	60
At Amortized Cost-Assets | Trade receivables
Fair value of financial instruments
Financial assets	6,880	6,972
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	7,369	7,497
Level 1 | At Fair Value-Assets
Fair value of financial instruments
Financial assets	16
Level 1 | At Fair Value-Assets | Non-current available-for-sale investments
Fair value of financial instruments
Financial assets	16
Level 2 | At Fair Value-Assets
Fair value of financial instruments
Financial assets	1,343	2,340
Level 2 | At Fair Value-Assets | Non-current available-for-sale investments
Fair value of financial instruments
Financial assets	137	164
Level 2 | At Fair Value-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	99	111
Level 2 | At Fair Value-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	196	236
Level 2 | At Fair Value-Assets | Investments at fair value through profit and loss, liquid assets
Fair value of financial instruments
Financial assets		327
Level 2 | At Fair Value-Assets | Available-for-sale investments, liquid assets carried at fair value
Fair value of financial instruments
Financial assets	911	1,502
Level 3 | At Fair Value-Assets
Fair value of financial instruments
Financial assets	552	674	€ 688
Level 3 | At Fair Value-Assets | Non-current available-for-sale investments
Fair value of financial instruments
Financial assets	544	€ 674
Level 3 | At Fair Value-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	€ 8